PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2018	2019
	(HK$ in thousands)
Gross carrying amount
Computers and equipment	12,981	56,175
Furniture and fixtures	4,961	34,588
Office equipment	20,501	29,938
Office building	—	28,110
Vehicle	638	634
Total of gross carrying amount	39,081	149,445

Less: accumulated depreciation
Computers and equipment	(4,542)	(8,289)
Furniture and fixtures	(3,063)	(6,234)
Office equipment	(8,204)	(16,241)
Office building	—	(519)
Vehicle	(414)	(532)
Total of accumulated depreciation	(16,223)	(31,815)
Property and equipment, net	22,858	117,630